Commitment and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

13	Commitment and Contingencies

For the details on future minimum lease payment under the non-cancellable operating leases as of June 30, 2026. Please refer to section headed “Leases” set forth in the Notes to the Unaudited Condensed Consolidated Financial Statements.

As of December 31, 2025 and June 30, 2026, the Company did not have any capital commitments and contingencies.